[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

August 26, 2010	41242.00002

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Tax Exempt Proceeds Fund, Inc. (the “Fund”) Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A under the Securities Act of 1933 (33-25747)

Ladies and Gentleman:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A that has been marked to show changes from Post-Effective Amendment No. 24.  It is proposed that this filing will become effective on October 28, 2010, pursuant to paragraph (a)(1) of Rule 485 of the Securities Act of 1933.

The Fund is making this filing pursuant to Rule 485(a) to include Items 2-8 of the amended Form N-1A in compliance with the new summary prospectus requirements.

Should you have any questions or comments regarding the filing, please do not hesitate to contact me at (212) 318-6275.

Sincerely,

/s/ Rachael L. Schwartz

Rachael L. Schwartz
for Paul, Hastings, Janofsky & Walker LLP

Enclosures